LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Equity [abstract]
LOSS PER SHARE

16.  LOSS PER SHARE

The following table presents GFL’s loss per share for the periods indicated:

	December 31, 2022	December 31, 2021(1)
Net loss attributable to GFL Environmental Inc.	$(311.8)	$(606.8)

Less:
Net (loss) income from discontinued operations	(127.9)	20.2
Amounts attributable to preferred shareholders	83.0	53.6
Adjusted net loss from continuing operations	$(266.9)	$(680.6)

Weighted and diluted weighted average number of shares outstanding	367,170,911	361,566,007

Basic and diluted (loss) earnings per share
Continuing operations	$(0.73)	$(1.88)
Discontinued operations	(0.35)	0.05
Total operations	$(1.08)	$(1.83)

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.

Basic and diluted loss per share includes the minimum conversion of TEUs into subordinate voting shares, which as at December 31, 2022 represented 25,665,433 subordinate voting shares (25,658,711 subordinate voting shares as at December 31, 2021). Diluted loss per share excludes the effects of time-based share options, RSUs, Preferred Shares (defined below), and any amount of subordinate voting shares arising from the conversion of TEUs in excess of the minimum conversion, as the effect would be anti-dilutive.